Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Feb. 27, 2024	Jun. 30, 2021	Apr. 30, 2018	Jan. 31, 2025	Jan. 31, 2015	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
C000199439
Account Value [Line Items]
Line Graph and Table Measure Name				Belmont Theta Income Fund - Institutional Class
Account Value			$ 10,000	$ 12,460						$ 11,067	$ 9,818	$ 9,743	$ 9,577	$ 10,049	$ 9,880
C000227329
Account Value [Line Items]
Line Graph and Table Measure Name				Channing Intrinsic Value Small-Cap Fund - I
Account Value		$ 10,000		$ 11,405						9,775	9,334	9,797
C000248358
Account Value [Line Items]
Line Graph and Table Measure Name	Regan Floating Rate MBS ETF
Account Value	$ 10,000			10,648		$ 10,605	$ 10,512	$ 10,288	$ 10,095
C000074420
Account Value [Line Items]
Line Graph and Table Measure Name					Summitry Equity Fund
Account Value				31,471	$ 10,000					24,194	19,879	21,936	17,588	15,626	13,453	$ 14,266	$ 12,072	$ 10,042
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	25,556						20,222	16,738	18,236	14,791	12,615	10,367
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		14,188						11,232	9,427	10,274
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,000			10,446		10,393	10,732	10,169	10,162
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				36,297	$ 10,000					28,721	23,772	25,900	21,008	17,917	14,724	$ 15,073	$ 11,924	$ 9,933
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Account Value			$ 10,000	11,763						11,180	10,631	10,443	$ 10,440	$ 10,383	$ 10,158
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000		10,946						$ 9,475	$ 9,484	$ 9,534
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000			$ 10,395		$ 10,341	$ 10,667	$ 10,140	$ 10,134